PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Movements in property, plant and equipment are summarized below.

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at December 31, 2023	151,229	523,147	3,205,733	265,245	391,792	4,537,146
Additions	1,565	56,504	105,175	60,804	332,908	556,956
Divestitures	—	(2,853)	(75,491)	(7,039)	(78)	(85,461)
Reclassifications	1	80,119	116,426	(6,600)	(224,842)	(34,896)
Translation differences and other movements	18	509	(1,848)	4,459	(645)	2,493
Balance at December 31, 2024	152,813	657,426	3,349,995	316,869	499,135	4,976,238
Additions	—	27,029	159,208	80,565	288,114	554,916
Divestitures	—	(2,595)	(72,851)	(20,028)	(1,198)	(96,672)
Reclassifications	5,353	14,452	244,518	(3,925)	(272,519)	(12,121)
Translation differences and other movements	(34)	(3,065)	(86)	(7,584)	(10,089)	(20,858)
Balance at December 31, 2025	158,132	693,247	3,680,784	365,897	503,443	5,401,503

Accumulated depreciation at December 31, 2023	—	232,068	2,547,621	182,257	—	2,961,946
Depreciation	—	27,042	243,424	29,172	—	299,638
Divestitures	—	(1,516)	(72,308)	(6,540)	—	(80,364)
Reclassifications	—	(8,153)	(12,355)	(12,668)	—	(33,176)
Translation differences and other movements	—	(56)	(4,226)	3,692	—	(590)
Balance at December 31, 2024	—	249,385	2,702,156	195,913	—	3,147,454
Depreciation	—	30,017	234,243	34,474	—	298,734
Divestitures	—	(1,693)	(70,264)	(17,403)	—	(89,360)
Reclassifications	—	(5,170)	(516)	(5,053)	—	(10,739)
Translation differences and other movements	—	(1,694)	1,745	(2,528)	—	(2,477)
Balance at December 31, 2025	—	270,845	2,867,364	205,403	—	3,343,612

Carrying amount at:
December 31, 2023	151,229	291,079	658,112	82,988	391,792	1,575,200
of which right-of use assets under IFRS 16	—	22,971	3,396	41,888	—	68,255
December 31, 2024	152,813	408,041	647,839	120,956	499,135	1,828,784
of which right-of use assets under IFRS 16	—	38,918	8,569	68,884	—	116,371
December 31, 2025	158,132	422,402	813,420	160,494	503,443	2,057,891
of which right-of use assets under IFRS 16	—	37,022	6,131	103,113	—	146,266

Additions to property, plant and equipment primarily related to investments in car and engine production lines, including those supporting models to be launched in future years, as well as investments for personalization programs, the e-Building and the ongoing construction of the new paint shop. The e-Building was inaugurated in June 2024 and is used for the production and development of models with internal combustion, hybrid and fully electric powertrains, as well as strategic electrical components.
Movements in right-of-use assets are summarized below.

	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ thousand)
Balance at December 31, 2023	22,971	3,396	41,888	68,255
Additions	27,474	7,529	39,676	74,679
Disposals	(1,231)	(2)	(17)	(1,250)
Depreciation	(10,445)	(2,364)	(13,977)	(26,786)
Translation differences and other movements	149	10	1,314	1,473
Balance at December 31, 2024	38,918	8,569	68,884	116,371
Additions	9,909	411	59,386	69,706
Disposals	(113)	(17)	(2,145)	(2,275)
Depreciation	(11,359)	(2,809)	(18,683)	(32,851)
Translation differences and other movements	(333)	(23)	(4,329)	(4,685)
Balance at December 31, 2025	37,022	6,131	103,113	146,266

    A breakdown of lease expenses is presented below.

	For the year ended December 31,
	2025	2024	2023
	(€ thousand)
Depreciation of right-of-use assets	32,851	26,786	19,589
Interest expense on lease liabilities	5,032	3,356	1,450
Variable lease payments not included in the measurement of lease liabilities	1,245	1,781	1,213
Expenses relating to short-term leases and leases of low-value assets	4,043	3,077	2,842
Total expenses recognized	43,171	35,000	25,094
For the year ended December 31, 2025 depreciation of right-of-use assets amounted to €32,851 thousand and interest expense on lease liabilities amounted to €5,032 thousand (€26,786 thousand and €3,356 thousand, respectively, for the year ended December 31, 2024 and €19,589 thousand and €1,450 thousand respectively, for the year ended December 31, 2023).

At December 31, 2025, the Group had contractual commitments for the purchase of property, plant and equipment amounting to €275,178 thousand (€397,473 thousand at December 31, 2024), reflecting investments the Group is making to expand vehicle architectures, strengthen infrastructure, including the new paint shop, and support innovation in advanced technologies such as hybrid and electric powertrains.